Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Combination Segment Allocation [Line Items]
Foreign exchange differences	$ (1)	$ (1)
Goodwill
Goodwill impairment			$ 392
Electronic Products [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	393	393
Impairment	(392)	(392)
Metallic Parts [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	317	317
Impairment	$ (317)	$ (317)